December 17, 2003

Securities and Exchange Commission
450 Fifth Street N.W.
ATTN: Ms. Linda Stirling
Document Control - EDGAR
Washington, D.C. 20549-1004

Re:      AXP Money Market Series, Inc.
              AXP Cash Management Fund
         File No. 2-54516/811-2591

Dear Ms. Stirling:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above referenced fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 57 (Amendment). This Amendment was filed electronically on December 12, 2003.

If you have any questions or concerns regarding this filing, please contact Heidi Brommer at (612) 671-2403 or me at 612-671-7981.


Sincerely,




/s/ H. Bernt von Ohlen
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    H. Bernt von Ohlen
    Vice President and Group Counsel
    American Express Financial Corporation